Eaton Vance Low Duration Government Income Fund

EATON VANCE LOW DURATION FUND

Supplement to Prospectus dated March 1, 2012

1.  Effective November 13, 2012 the name of the Fund has been changed to “Eaton Vance Low Duration Government Income Fund”.

2.  The following replaces the first two paragraphs and bullet points under “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Low Duration Fund”:

Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, its agencies or instrumentalities (the “80% Policy”). The Fund may invest up to 10% of its net assets in securities in any ratings category.  The Fund’s dollar-weighted average duration will not exceed three years.

The Fund seeks to achieve its investment objective by primarily allocating assets among other registered investment companies sponsored by the Eaton Vance organization that invest in various asset classes (the “Portfolios”) (commonly known as a “fund-of-funds”).  The Fund’s portfolio manager, taking market and other factors into consideration, determines the percentage of the Fund’s assets invested in each Portfolio.  Each Portfolio is described in “Further Information about the Portfolios” in this Prospectus.

3.  The following is added following the second paragraph under “Investment Objectives & Principal Policies and Risks”:

Low Duration Government Income Fund currently seeks its objective by primarily investing in one or more of the following Portfolios:

• CMBS Portfolio;

• Floating Rate Portfolio;

• Government Obligations Portfolio;

• Short Duration High Income Portfolio; and

• Short-Term U.S. Government Portfolio

4.  The following replaces the paragraph “Short-Term U.S. Government Portfolio (formerly “Investment Portfolio”).” under “Further Information about the Portfolios”:

Short-Term U.S. Government Portfolio (formerly “Investment Portfolio”).  The Portfolio’s investment objective is to seek total return.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities (the “80% Policy”).  The Portfolio may also invest in mortgage-backed securities, corporate bonds, preferred stocks, asset-backed securities and/or money market securities.  Additionally, the Portfolio’s dollar-weighted average duration will not exceed three years.  The Portfolio may engage in active management techniques, securities lending and borrowing.  The Portfolio may borrow from banks to increase investments (“leveraging”).  Such borrowings will be unsecured.  The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings).  Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice.  In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds.  The Portfolio is authorized to participate in non-recourse lending programs.  The Portfolio intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment. The Portfolio may enter into forward commitments to purchase Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets.  Such forward commitments may be entered into for purposes of investment leverage.  The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the Portfolio’s MBS holdings.  In addition, the Portfolio at times may enter into mortgage dollar rolls.  The portfolio may engage in short sales of securities.  The Portfolio may also take short or long positions with regard to certain Markit indices which are synthetic total return swap indices.  The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest.

 November 13, 2012                                                                                                                                            6430-11/12    DGHLPS2